Description of Business (Details Narrative) - USD ($)		9 Months Ended
	Sep. 19, 2019	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from public offering	$ 5,000,000	$ 10,700,000
Reduced in operating expenses		$ 235,000